36 Keeping of documentation	12 Months Ended
Dec. 31, 2020
Keeping Of Documentation
Keeping of documentation
Note	36 | Keeping of documentation

On August 14, 2014, the CNV issued General Resolution No. 629 which introduced changes to its regulations concerning the keeping and preservation of corporate and accounting books and commercial documentation. In this regard, it is informed that for keeping purposes the Company has sent its workpapers and non-sensitive information, whose periods for retention have not expired, to the warehouses of the firm Iron Mountain Argentina S.A., located at:

-	1245 Azara St. – CABA
-	2163 Don Pedro de Mendoza Av. – CABA
-	2482 Amancio Alcorta Av. – CABA
-	Tucumán St. on the corner of El Zonda, Carlos Spegazzini City, Ezeiza, Province of Buenos Aires

The detail of the documentation stored outside the Company’s offices for keeping purposes, as well as the documentation referred to in Section 5 sub-section a.3) of Caption I of Chapter V of Title II of the Regulations (Technical Rule No. 2,013, as amended) is available at the Company’s registered office.